Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss Per Share

	Unit: in U.S. Dollars Per Share
	For the Year Ended December 31
	2023	2022	2021
Basic and diluted loss per share	$(0.32)	$(0.45)	$(0.35)
a.Net loss

	For the Year Ended December 31
	2023	2022	2021
Net loss	$(76,038)	$(98,908)	$(67,362)
b.Number of shares

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2023	2022	2021
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	234,803	222,000	193,334